Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2021
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Changes in liabilities arising from financing activities
Changes in liabilities arising from financing activities for the year ended December 31, 2021 are as follows:

(In millions of won)
	January 1, 2021			Non-cash transactions
			Cash flows from financing activities	Reclassification	Gain or loss on foreign currency translation	Effective interest adjustment	Others	December 31, 2021
Short-term borrowings	~~W~~	394,906	148,640	—	70,187	—	—	613,733
Current portion of long-term borrowings and bonds(*)		2,705,709	(4,344,208)	4,582,430	370,826	10,078	68,671	3,393,506
Long-term borrowings		9,019,658	1,298,346	(3,112,568)	455,155	—	—	7,660,591
Bonds		1,948,541	498,027	(1,469,862)	9,732	9,538	—	995,976
Lease liabilities		83,431	(66,941)	—	4,181	—	63,655	84,326

	~~W~~	14,152,245	(2,466,136)	—	910,081	19,616	132,326	12,748,132

(*)	Others include ~~W~~ 68,421 million of loss on valuation of financial liabilities at fair value through profit or loss.